Revenues, Tau Morphomer Small Molecule - 2018 license agreement with Eli Lilly and Company (Details) SFr in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2019 CHF (SFr)	Dec. 31, 2019 CHF (SFr) Installment Representative	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Mar. 20, 2020 CHF (SFr)	Sep. 19, 2019 CHF (SFr)	Feb. 28, 2019 CHF (SFr)
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Recognized revenues		SFr 111,026	SFr 7,194	SFr 20,255
Deferred income		4,477	351	355
2018 License Agreement with Eli Lilly and Company [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Milestone payment received		30,000
Up-front consideration received		80,000
Recognized revenues		SFr 105,662	SFr 0	SFr 0
Tau Morphomer Small Molecule [Member] | 2018 License Agreement with Eli Lilly and Company [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total potential collaboration agreement value						SFr 60,000
Number of installments | Installment		2
Milestone payment received	SFr 30,000
Milestone payment receivable		SFr 30,000
Up-front consideration received							SFr 80,000
Period to provide notice of termination of agreement		3 months
Number of representatives in joint steering committee by each party | Representative		3
Deferred research and development costs		SFr 6,900
Recognized revenues		2,600
Deferred income		4,300
Tau Morphomer Small Molecule [Member] | 2018 License Agreement with Eli Lilly and Company [Member] | Subsequent Events [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Milestone payment receivable					SFr 10,000
Tau Morphomer Small Molecule [Member] | 2018 License Agreement with Eli Lilly and Company [Member] | Clinical and Regulatory [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Expected transaction price allocation		880,000
Tau Morphomer Small Molecule [Member] | 2018 License Agreement with Eli Lilly and Company [Member] | Commercial [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Expected transaction price allocation		900,000
Tau Morphomer Small Molecule [Member] | 2018 License Agreement with Eli Lilly and Company [Member] | Right-of-use License [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Expected transaction price allocation		SFr 73,100
Tau Morphomer Small Molecule [Member] | 2018 License Agreement with Eli Lilly and Company [Member] | Phase 2 Clinical Study Licensed Product [Member] | Subsequent Events [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Milestone payment receivable					SFr 60,000